Employee Termination, Asset Impairment and Other Charges - Schedule of Employee Termination Benefits and Other Charges - Restructing Plan (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Jul. 01, 2016	Apr. 01, 2016	Jan. 01, 2016	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Restructuring Reserve [Roll Forward]
Restructuring Charges	$ 122,000,000	$ 140,000,000	$ 27,000,000	$ 56,000,000	$ 104,000,000	$ 10,000,000	$ 53,000,000	$ 9,000,000	$ 308,000,000	$ 94,000,000	$ 33,000,000
Non-cash items									41,000,000	86,000,000	62,000,000
Business Realignment Activities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Charges									103,000,000	94,000,000	33,000,000
Cash payments									90,000,000	74,000,000
Non-cash items									(9,000,000)	(10,000,000)
Restructuring Reserve Balance	14,000,000				10,000,000				14,000,000	10,000,000	0
Business Realignment Activities [Member] | One-time Termination Benefits [Member]
Restructuring Reserve [Roll Forward]
Restructuring Charges									74,000,000	82,000,000	27,000,000
Cash payments									67,000,000	72,000,000
Non-cash items									(6,000,000)	0
Restructuring Reserve Balance	11,000,000				10,000,000				11,000,000	10,000,000	0
Business Realignment Activities [Member] | Contract and Other Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Restructuring Charges									29,000,000	12,000,000	6,000,000
Cash payments									23,000,000	2,000,000
Non-cash items									(3,000,000)	(10,000,000)
Restructuring Reserve Balance	3,000,000				$ 0				3,000,000	0	0
Restructuring Plan 2016 [Member]
Restructuring Reserve [Roll Forward]
Restructuring Charges									77,000,000	$ 0	$ 0
Cash payments									51,000,000
Restructuring Reserve Balance	26,000,000								26,000,000
Restructuring Plan 2016 [Member] | One-time Termination Benefits [Member]
Restructuring Reserve [Roll Forward]
Restructuring Charges									58,000,000
Cash payments									32,000,000
Restructuring Reserve Balance	26,000,000								26,000,000
Restructuring Plan 2016 [Member] | Contract and Other Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Restructuring Charges									19,000,000
Cash payments									19,000,000
Restructuring Reserve Balance	$ 0								$ 0